Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of General Information About Financial Statements [Line Items]
Schedule of Direct or Indirect Interests in Subsidiaries

As at the date of these consolidated financial statements, the Company had direct or indirect interests in the subsidiaries as set out below, all of which are private entities with limited liabilities. All companies now comprising the Group have adopted December 31 as their financial year-end date.

		Percentage of ownership/interest/ voting rights
Name	Place and date of incorporation/ establishment	Directly	Indirectly	Issued and fully paid ordinary share capital/ registered capital	Principal activities
Rococo Holding Limited (“Rococo”)	British Virgin Islands (“BVI”), limited liability company September 21, 2017	100%	—	United States Dollar (“US$”) 1	Investment holding

Rosenkavalier Limited (“Rosenkavalier”)	BVI, limited liability company October 2, 2019	100%	—	US$100	Investment holding

Gauguin Limited (“Gauguin”)	Hong Kong limited liability company October 6, 2017	—	100%	Hong Kong Dollars (“HK$”) 60,000,000	Investment holding

Degas Limited (“Degas”)	Hong Kong limited liability company November 1, 2019	—	100%	HK$60,000,000	Investment holding

Kuke International Technology (Beijing) Co., Ltd.* (“Kuke International”)	PRC, limited liability company December 14, 2017	—	100%	US$10,000,000	Investment holding

Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)	PRC, limited liability company November 28, 2019	—	100%	US$10,000,000	Investment holding

Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	—	100%	RMB16,213,275	Distribution of commercial copyrights and provision of music education solutions
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Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)	PRC, limited liability company January 25, 2016	—	51%	RMB2,000,000	Distribution of commercial copyrights

Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)	PRC, limited liability company August 26, 2003	—	100%	RMB19,500,000	Distribution of commercial copyrights and provision of services related to music events

*	The English names of these companies represent the best efforts made by the Company to translate their Chinese names as these companies do not have official English names.

Group
Disclosure Of General Information About Financial Statements [Line Items]
Schedule of Direct or Indirect Interests in Subsidiaries

Subsidiaries

The consolidated financial statements of the Group include:

			% equity interest
Name	Principal activities	Place of incorporation/registration	December 31, 2020	December 31, 2019
Rococo	Investment holding	BVI	100%	100%
Rosenkavalier	Investment holding	BVI	100%	N/A
Gauguin	Investment holding	Hong Kong	100%	100%
Degas	Investment holding	Hong Kong	100%	N/A
Kuke International	Investment holding	PRC	100%	100%
Beijing Lecheng	Investment holding	PRC	100%	N/A
Naxos China	Distribution of commercial copyrights	PRC	51%	51%

VIE of the Group include:

			% beneficial interest
Name	Principal activities	Place of registration	Deccember 31, 2020	December 31, 2019
Beijing Kuke Music	Distribution of commercial copyrights and provision of music education solutions	PRC	100%	100%
BMF Culture	Distribution of commercial copyrights and provision of services related to music events	PRC	100%	N/A